UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments
January 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—77.0%
Airlines—3.0%
	American Airlines, Inc., pass thru certificates,
$2,012	6.978%, 10/1/12, Ser. 01-2	Baa2/A-	$2,063,319
1,000	7.858%, 10/1/11, Ser. 01-2	Baa2/A-	1,088,125
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	10,293,750
800	6.545%, 8/2/20, Ser. 99-1	Baa3/A-	828,216
3,035	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	3,150,709
2,386	9.798%, 4/1/21	Ba2/BB+	2,645,545
	United Air Lines, Inc.,
4,285	pass thru certificates, 6.201%, 3/1/10, Ser. 01-1	NR/BBB	4,308,873
400	10.36%, 11/13/12, Ser. 91C (b)(e)(f)	NR/NR	13,001
			24,391,538

Apparel & Textiles—0.2%
1,500	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/BB-	1,473,750

Automotive—0.9%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	B1/B+	1,537,500
2,000	Auburn Hills Trust, 12.375%, 5/1/20	Baa1/BBB	2,909,768
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	1,387,500
1,500	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	1,612,500
			7,447,268

Banking—5.3%
6,700	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	6,412,362
5,000	Colonial Bank, 9.375%, 6/1/11	Ba1/BBB-	5,613,565
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser. A	A1/NR	1,772,301
	HSBC Capital Funding L.P. VRN,
3,000	4.61%, 6/27/13 (d)	A1/A	2,818,851
1,000	10.176%, 6/30/30	A1/A	1,453,546
6,450	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	6,905,299
2,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, VRN (d)	Aa2/AA	2,321,165
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,381,464
1,750	Riggs National Corp., 9.65%, 6/15/09	A3/A-	1,909,233
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	1,161,994
4,700	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A	4,801,760
2,000	Wachovia Capital Trust III, 5.80%, 3/15/11, VRN	A2/A-	2,015,610
			43,567,150

Computer Services—0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	1,001,297
1,500	7.125%, 10/15/09	Ba1/BBB-	1,558,101
			2,559,398

Containers & Packaging—0.5%
4,296	Smurfit-Stone Container, 9.75%, 2/1/11	B2/CCC+	4,457,100

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Diversified Manufacturing—2.4%
	Hutchison Whampoa International Ltd. (d),
$3,500	6.25%, 1/24/14	A3/A-	$3,610,583
500	6.50%, 2/13/13	A3/A-	521,225
2,000	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	2,135,000
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,056,637
£5,300	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	11,894,038
			19,217,483

Energy—3.2%
$5,000	Energy Transfer Partners L.P., 6.125%, 2/15/17	Baa3/BBB	5,074,775
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,284,138
	Kinder Morgan Energy Partners L.P.,
5,400	6.00%, 2/1/17	Baa1/BBB	5,426,093
1,000	6.50%, 2/1/37	Baa1/BBB	1,004,594
4,700	Plains All American Pipeline L.P., 6.125%, 1/15/17 (d)	Baa3/BBB-	4,747,019
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	2,972,723
736	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	712,230
	TECO Energy, Inc.,
1,800	6.75%, 5/1/15	Ba2/BB	1,878,750
550	7.50%, 6/15/10	Ba2/BB	580,250
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Ba1/B+	1,201,222
			25,881,794

Entertainment—0.4%
3,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	Ba1/BBB-	3,071,007

Financial Services—9.7%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,153,978
8,500	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,545,526
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	2,105,000
4,051	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	4,480,211
	Ford Motor Credit Co.,
2,000	7.375%, 2/1/11	B1/B	1,977,010
500	7.875%, 6/15/10	B1/B	507,712
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,062,500
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,267,400
	General Motors Acceptance Corp.,
15,000	6.75%, 12/1/14	Ba1/BB+	15,242,115
5,000	6.875%, 9/15/11	Ba1/BB+	5,079,300
3,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	3,560,616
3,900	MBNA Capital, 6.171%, 2/1/27, Ser. B, FRN	Aa3/A	3,895,519
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	1,371,889
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	312,696
	Pemex Project Funding Master Trust,
4,350	8.00%, 11/15/11	Baa1/BBB	4,752,375
1,400	8.625%, 2/1/22	Baa1/BBB	1,715,000
3,500	9.50%, 9/15/27	NR/BBB	4,611,250
2,000	Preferred Term Securities XIII, 5.911%, 3/24/34, FRN (b)(d)(f)	Aaa/AAA	2,012,046
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	6,389,415
1,800	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	A1/AA-	1,851,485
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	1,606,875

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	$1,023,750
2,400	Wells Fargo Capital X, 5.95%, 12/15/36	Aa3/A+	2,366,791
			78,890,459

Food & Beverage—0.9%
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,146,250
4,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	4,080,844
			7,227,094

Healthcare & Hospitals—1.3%
	HCA, Inc.,
550	8.36%, 4/15/24	Caa1/B-	492,593
1,000	8.70%, 2/10/10	Caa1/B-	1,043,122
5,470	9.00%, 12/15/14	Caa1/B-	5,399,005
	Tenet Healthcare Corp.,
2,500	7.375%, 2/1/13	Caa1/CCC+	2,325,000
1,625	9.25%, 2/1/15	Caa1/CCC+	1,629,062
			10,888,782

Hotels/Gaming—3.4%
	Caesars Entertainment, Inc.,
3,000	7.00%, 4/15/13	Baa3/BB	3,124,794
500	8.875%, 9/15/08	Ba1/B+	524,375
969	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB-	988,380
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,030,000
	Hilton Hotels Corp.,
1,000	7.625%, 5/15/08	Ba2/BB	1,023,052
1,646	8.25%, 2/15/11	Ba2/BB	1,758,050
5,000	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,177,275
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	535,625
5,000	MGM Mirage, Inc., 8.375%, 2/1/11	B1/B+	5,281,250
2,529	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	2,945,767
5,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB-	4,975,000
			27,363,568

Insurance—0.3%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	2,290,685

Metals & Mining—1.3%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,245,019
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	5,928,528
1,100	Vale Overseas Ltd., 6.875%, 11/21/36	Baa3/BBB	1,122,287
			10,295,834

Multi-Media—6.9%
3,000	British Sky Broadcasting PLC, 6.875%, 2/23/09	Baa2/BBB	3,078,588
3,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B-	3,135,000
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,711,020
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	975,359
1,500	COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	1,496,865

	Principal
	Amount		Credit Rating
	(000)		(Moody’s/S&P)	Value*
Multi-Media (continued)
		CSC Holdings, Inc., Ser. B,
	$1,000	7.625%, 4/1/11	B2/B+	$1,035,000
	1,700	7.875%, 2/15/18	B2/B+	1,755,250
	6,625	8.125%, 8/15/09	B2/B+	6,898,281
		DirecTV Holdings LLC,
	1,000	6.375%, 6/15/15	Ba3/BB-	957,500
	870	8.375%, 3/15/13	Ba3/BB-	914,588
		Historic TW, Inc.,
	500	6.625%, 5/15/29	Baa2/BBB+	507,238
	5,000	9.125%, 1/15/13	Baa2/BBB+	5,814,960
	1,610	News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB	1,710,945
		Rogers Cable, Inc.,
CAD	1,750	7.25%, 12/15/11	Ba1/BB+	1,619,358
	$3,000	8.75%, 5/1/32	Ba1/BB+	3,705,000
	12,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	13,609,728
	6,500	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/BB-	6,654,375
				56,579,055

Oil & Gas—8.4%
		CenterPoint Energy Res. Corp.,
	4,000	6.50%, 2/1/08	Baa3/BBB	4,032,068
	1,200	7.75%, 2/15/11	Baa3/BBB	1,289,935
	4,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	4,120,000
		Dynergy-Roseton Danskammer, Inc., pass thru certificates,
	1,750	7.27%, 11/8/10, Ser. A	Ba3/B	1,790,469
	2,000	7.67%, 11/8/16, Ser. B	Ba3/B	2,113,750
		El Paso Corp.,
	5,000	8.05%, 10/15/30	B2/B	5,525,000
	2,000	10.75%, 10/1/10	B2/B	2,270,000
		Gaz Capital S.A.,
	800	6.212%, 11/22/16 (d)	A3/BBB	791,200
	4,900	8.625%, 4/28/34	A3/BBB	6,151,950
	9,200	Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,841,280
	1,000	Hanover Compressor Co., 9.00%, 6/1/14	B2/B	1,070,000
	802	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	786,932
	1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	B1/B+	1,327,625
	2,350	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba2/BB+	2,566,670
	3,000	Sonat, Inc., 7.625%, 7/15/11	B2/B	3,150,000
	250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba1/BB-	283,125
	2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,335,954
	5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,170,470
		Williams Cos., Inc.,
	7,000	7.50%, 1/15/31, Ser. A	Ba2/BB-	7,315,000
	5,000	7.875%, 9/1/21	Ba2/BB-	5,400,000
				68,331,428

Paper/Paper Products—2.6%
	5,000	Abitibi-Consolidated, Inc., 8.375%, 4/1/15	B2/B+	4,887,500
		Bowater, Inc.,
	1,000	9.00%, 8/1/09	B2/B+	1,060,000
	3,000	9.50%, 10/15/12	B2/B+	3,172,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Paper/Paper Products (continued)
	Georgia-Pacific Corp.,
$10,500	8.00%, 1/15/24	B2/B	$10,605,000
500	8.125%, 5/15/11	B2/B	527,500
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba1/BB+	812,750
			21,065,250

Pharmaceuticals—0.1%
1,000	Wyeth, 6.50%, 2/1/34	A3/A	1,082,651

Retail—2.8%
9,000	Albertson’s LLC, 8.00%, 5/1/31	B1/B	9,262,737
3,000	Delhaize America, Inc., 9.00%, 4/15/31	Ba1/BB+	3,587,841
3,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	3,081,627
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB	6,580,150
			22,512,355

Telecommunications—13.6%
	AT&T Corp.,
792	7.30%, 11/15/11	A2/A	856,854
5,000	8.00%, 11/15/31	A2/A	6,220,230
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,815,065
1,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	1,030,000
8,000	Citizens Communications Co., 9.25%, 5/15/11	Ba2/BB+	8,900,000
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,703,990
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10	A3/A-	10,779,200
3,000	8.25%, 6/15/30	A3/A-	3,676,170
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	5,088,950
5,000	7.995%, 6/1/36	Baa3/BBB-	5,211,715
	France Telecom S.A.,
10,000	7.75%, 3/1/11	A3/A-	10,862,280
3,000	8.50%, 3/1/31	A3/A-	3,934,575
1,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	1,068,750
	Nextel Communications, Inc.,
3,000	6.875%, 10/31/13, Ser. E	Baa3/BBB	3,044,946
2,000	7.375%, 8/1/15, Ser. D	Baa3/BBB	2,051,650
4,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	4,120,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	2,075,000
	Qwest Corp.,
8,860	7.20%, 11/10/26	Ba1/BB+	8,948,600
2,300	8.61%, 6/15/13, FRN	Ba1/BB+	2,518,500
	Sprint Capital Corp.,
6,900	6.125%, 11/15/08	Baa3/BBB	6,976,742
4,000	6.875%, 11/15/28	Baa3/BBB	3,992,708
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,818,874
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,556,841
			110,251,640

Tobacco—0.5%
4,000	Reynolds American, Inc., 7.75%, 6/1/18	Ba2/BB	4,291,996

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities—6.7%
$500	Consumers Energy Co., 6.375%, 2/1/08 (d)(f)	Baa2/BBB-	$502,511
	East Coast Power LLC, Ser. B,
691	6.737%, 3/31/08	Baa3/BBB-	695,806
3,128	7.066%, 3/31/12	Baa3/BBB-	3,169,926
3,100	Entergy Gulf States, Inc., 6.10%, 12/8/08, FRN (d)	Baa3/BBB+	3,108,677
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,097,788
3,960	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	4,019,400
4,500	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,916,250
2,150	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	2,230,625
3,339	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	Ba2/BB-	3,675,208
2,000	Nevada Power Co., 5.875%, 1/15/15, Ser. L	Ba1/BB+	2,000,028
2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,245,638
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	999,625
	PSEG Energy Holdings LLC,
6,000	8.50%, 6/15/11	Ba3/BB-	6,435,000
1,956	8.625%, 2/15/08	Ba3/BB-	2,007,345
8,000	PSEG Power LLC, 8.625%, 4/15/31	Baa1/BBB	10,316,800
2,568	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)(e)	NR/D	2,479,436
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa2/BBB-	3,573,483
			54,473,546

Waste Disposal—2.3%
	Allied Waste North America, Inc.,
4,000	7.25%, 3/15/15	B2/BB-	4,025,000
3,625	8.50%, 12/1/08, Ser. B	B2/BB-	3,797,188
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,357,590
5,000	7.375%, 8/1/10	Baa3/BBB	5,299,600
			18,479,378

	Total Corporate Bonds & Notes (cost—$613,429,272)		626,090,209

SOVEREIGN DEBT OBLIGATIONS—5.0%
Brazil—2.1%
	Federal Republic of Brazil,
2,179	8.00%, 1/15/18	Ba2/BB	2,414,332
1,250	10.125%, 5/15/27	Ba2/BB	1,754,375
755	10.50%, 7/14/14	Ba2/BB	953,187
9,000	11.00%, 8/17/40	Ba2/BB	11,864,250
			16,986,144

Guatemala—0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB	1,732,500

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,498,000
4,470	9.625%, 2/8/11	Ba1/BB	5,084,625
			8,582,625

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Russia—1.1%
	Russian Federation,
$7,362	5.00%, 3/31/30, VRN	Baa2/BBB+	$8,224,642
1,011	8.25%, 3/31/10	Baa2/BBB+	1,054,606
			9,279,248

South Africa—0.4%
	Republic of South Africa,
120	7.375%, 4/25/12	Baa1/BBB+	129,450
2,600	9.125%, 5/19/09	Baa1/BBB+	2,801,500
			2,930,950

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,074,900

	Total Sovereign Debt Obligations (cost—$36,400,896)		40,586,367

U.S. GOVERNMENT AGENCY SECURITIES—3.8%
	Fannie Mae,
717	6.829%, 11/1/35, FRN, MBS	Aaa/AAA	741,194
229	7.00%, 2/1/29, MBS	Aaa/AAA	236,297
116	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	118,819
69	7.00%, 1/1/32, MBS	Aaa/AAA	71,140
1,521	7.00%, 6/1/32, MBS	Aaa/AAA	1,559,237
155	7.00%, 10/1/32, MBS	Aaa/AAA	159,340
128	7.00%, 11/1/32, MBS	Aaa/AAA	130,869
363	7.00%, 12/1/32, MBS	Aaa/AAA	371,240
122	7.00%, 1/1/33, MBS	Aaa/AAA	125,157
167	7.00%, 2/1/33, MBS	Aaa/AAA	170,979
415	7.00%, 3/1/33, MBS	Aaa/AAA	424,486
1,921	7.00%, 5/1/33, MBS	Aaa/AAA	1,965,911
182	7.00%, 6/1/33, MBS	Aaa/AAA	186,259
130	7.00%, 7/1/33, MBS	Aaa/AAA	133,679
372	7.00%, 1/1/34, MBS	Aaa/AAA	382,364
752	7.00%, 3/1/34, MBS	Aaa/AAA	772,845
269	7.00%, 9/1/34, MBS	Aaa/AAA	275,578
1,729	7.00%, 4/1/35, MBS	Aaa/AAA	1,774,331
738	7.00%, 6/1/35, MBS	Aaa/AAA	757,735
2,136	7.00%, 10/1/35, MBS	Aaa/AAA	2,194,037
2,664	7.00%, 2/1/36, MBS	Aaa/AAA	2,737,439
73	7.00%, 9/25/41, CMO	Aaa/AAA	75,079
1,277	7.00%, 12/25/41, CMO	Aaa/AAA	1,308,090
34	7.50%, 12/25/19, CMO	Aaa/AAA	35,775
283	7.50%, 5/1/22, MBS	Aaa/AAA	294,527
15	7.50%, 6/25/30, CMO, PO	Aaa/AAA	15,688
258	7.50%, 12/1/33, MBS	Aaa/AAA	268,059
66	7.50%, 11/25/40, CMO	Aaa/AAA	67,833
135	7.50%, 5/25/42, CMO	Aaa/AAA	139,510
6,218	7.50%, 12/25/45, CMO	Aaa/AAA	6,512,292
31	8.00%, 7/18/27, CMO	Aaa/AAA	32,127
6,267	8.00%, 12/25/45, CMO	Aaa/AAA	6,637,111

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Freddie Mac,
$89	7.50%, 11/1/19, MBS	Aaa/AAA	$91,696
27	8.00%, 9/15/26, CMO	Aaa/AAA	28,432
7	9.50%, 5/15/21, CMO	Aaa/AAA	7,443

	Total U.S. Government Agency Securities (cost—$30,719,042)		30,802,598

MORTGAGE-BACKED SECURITIES—2.0%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	3,574,671
	GSMPS Mortgage Loan Trust, CMO (d),
3,490	7.50%, 6/19/27	NR/NR	3,606,676
85	7.50%, 6/19/32	NR/NR	88,661
3,590	7.50%, 6/25/43	NR/NR	3,636,865
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	7.116%, 12/15/30	A3/A-	3,013,475
2,000	7.368%, 2/15/30	Baa1/BBB+	2,065,672
77	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	Aaa/AAA	78,928

	Total Mortgage-Backed Securities (cost—$16,124,404)		16,064,948

MUNICIPAL BONDS (d)(h)—1.5%
New Jersey—1.5%
	Tobacco Settlement Financing Corp. Rev., VRN,
3,994	6.771%, 6/1/32	NR/AA	4,541,977
2,500	7.521%, 6/1/24	NR/AA	2,849,600
4,166	8.021%, 6/1/32	NR/AA	5,276,156

	Total Municipal Bonds (cost—$9,922,799)		12,667,733

SENIOR LOANS (a)(b)(c)—0.9%
Containers & Packaging—0.1%
	Smurfit-Stone Container,
131	5.215%, 11/1/10		132,342
360	7.625%, 11/1/10, Term B		363,752
101	7.625%, 11/1/10, Term C		101,934
158	7.625%, 11/1/11, Term B		159,364
215	7.625%, 11/1/11, Term C		216,881
			974,273

Energy—0.2%
	AES Corp., Term B,
714	6.75%, 4/30/08		716,592
714	7.50%, 8/10/11		716,592
			1,433,184

Entertainment—0.0%
500	Shackleton Crean Event Management, 12.871%, 8/1/08		500,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals—0.4%
$3,000	HCA, Inc., 8.114%, 11/14/13, Term B		$3,030,726

Printing/Publishing—0.2%
	Dex Media East LLC, Term B,
38	6.82%, 5/8/09		38,438
652	6.86%, 5/8/09		652,942
112	6.87%, 5/8/09		111,945
513	6.88%, 5/8/09		512,861
			1,316,186

	Total Senior Loans (cost—$7,202,123)		7,254,369

PREFERRED STOCK—0.4%

Shares
Financing—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875%, UNIT (cost—$3,674,550)	B1/B+	3,468,000

SHORT-TERM INVESTMENTS—9.4%

Principal
Amount
(000)
Corporate Notes—2.8%
Financial Services—2.3%
$3,000	Ford Motor Credit Co., 7.75%, 2/15/07	NR/NR	3,000,975
500	Redwood Capital IX Ltd., 11.614%, 1/9/08, Ser. A, FRN (b)(d)(f)	Ba2/NR	502,475
5,000	Sets Trust, 8.85%, 4/2/07 (d)(g)	NR/NR	5,040,221
10,000	TIERS Principal Protected Trust, 8.41%, 3/22/07 (b)(d)(g)	NR/NR	10,122,993
			18,666,664

Utilities—0.5%
2,000	Potomac Electric Power, 6.25%, 10/15/07	NR/NR	2,007,800
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	NR/NR	2,022,470
			4,030,270

	Total Corporate Notes (cost—$22,573,954)		22,696,934

Sovereign Debt Obligations—2.1%
France—0.6%
€3,880	France Treasury Bill OAT, 5.50%, 4/25/07	Aaa/AAA	5,060,170

Netherlands—1.5%
€9,420	Dutch Treasury Certificate, 3.447%, 2/28/07	NR/NR	12,161,115

Ukraine—0.0%
$93	Republic of Ukraine, 11.00%, 3/15/07	NR/NR	94,104

	Total Sovereign Debt Obligations (cost—$17,461,992)		17,315,389

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. Treasury Bills (i)—1.1%
$8,700	4.80%-4.91%, 3/1/07-3/15/07 (cost—$8,655,087)		$8,655,087

Commercial Paper—0.8%
Banking—0.8%
6,300	Total Finance, 5.26%, 2/1/07 (cost—$6,300,000)	NR/NR	6,300,000

Repurchase Agreements—2.6%
18,000	Credit Suisse First Boston,
	dated 1/31/07, 5.15%, due 2/1/07, proceeds $18,002,575; collateralized by U.S. Treasury Inflation Index Note, 0.875%, due 4/15/10, valued at $18,486,093 including accrued interest		18,000,000
3,500	State Street Bank & Trust Co.,
	dated 1/31/07, 4.90%, due 2/1/07, proceeds $3,500,476; collateralized by Federal Home Loan Bank, 4.875%, due 5/15/07, valued at $3,571,219 including accrued interest		3,500,000

	Total Repurchase Agreements (cost—$21,500,000)		21,500,000

	Total Short-Term Investments (cost—$76,491,033)		76,467,410

OPTIONS PURCHASED (j)— 0.0%

Contracts/
Notional
Amount
	Call Options—0.0%
	7 yr. Interest Rate Swap (OTC) Pay 3-Month USD LIBOR Floating Rate Index,
334,000,000	strike price $4.41, expires 2/21/07 (b)	3

	Put Options—0.0%
	7 yr. Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index,
334,000,000	strike price $5.80, expires 2/21/07 (b)	1,586
	Eurodollar Futures, Chicago Mercantile Exchange,
306	strike price $91, expires 9/17/07	1
3	strike price $91.25, expires 12/17/07	—
140	strike price $91.50, expires 9/17/07	—
1,406	strike price $91.75, expires 3/17/08	4
722	strike price $91.75, expires 12/17/07	2
90	strike price $92, expires 3/17/08	—
329	strike price $92.25, expires 12/17/07	1
		1,594

	Total Options Purchased (cost—$709,822)	1,597

	Total Investments before options written (cost—$794,673,941)—100.0%	813,403,231

Contracts/
Notional
Amount		Value*
OPTIONS WRITTEN (j)— (0.0)%
	Call Options—(0.0)%
334,000,000	7 yr. Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike price $4.85, expires 2/21/07	$(1,136)

	Put Options—(0.0)%
334,000,000	7 yr. Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike price $5.55, expires 2/21/07	(133,286)

	Total Options Written (premiums received—$2,371,400)	(134,422)

	Total Investments net of options written (cost—$792,302,541)—100.0%	$813,268,809

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)          Private Placement. Restricted as to resale and may not have a readily available market.

(b)         Illiquid security.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)         144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Security in default.

(f)            Fair-valued security. Securities with an aggregate value of $3,030,033, representing 0.4% of total investments, have been fair-valued.

(g)         Credit-linked trust certificate.

(h)         Inverse Floater - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(i)             All or partial amount segregated as collateral for futures contracts and/or options written.

(j)             Non-income producing.

Glossary:

£ - British Pound

€ - Euros

CAD - Canadian Dollar

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2007.

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Security

NR - Not Rated

OAT - Obligations Assimilables du Trésor

OTC - Over-the-Counter

PO - Principal Only

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

Other Investments:

(1) Future contracts outstanding at January 31, 2007:

		Notional Amount	Expiration	Unrealized
Type		(000)	Date	Depreciation
Long:	Eurodollar Futures, March 2008	$331,250	3/17/08	$(811,149)
	Eurodollar Futures, June 2008	396,000	6/16/08	(209,894)
	Eurodollar Futures, September 2008	25,750	9/15/08	(37,155)
	Eurodollar Futures, December 2008	187,500	12/15/08	(755,873)
	U.S. Treasury Bond Futures	43,800	3/21/07	(1,739,918)
				$(3,553,989)

(2) Transactions in options written for the period ended January 31, 2007:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	1,638,000,000	$5,814,900
Options terminated in closing transactions	(970,000,000)	(3,443,500)
Options outstanding, January 31, 2007	668,000,000	$(2,371,400)

(3) Credit default swap agreements outstanding at January 31, 2007:

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Dow Jones	$13,500	12/20/11	0.40%	$12,944
Dow Jones	13,500	12/20/16	(0.65)%	(7,290)
Ford Motor Credit	5,000	6/20/07	2.70%	57,311
Barkley Bank
Centex	3,000	3/20/12	(0.45)%	(2,093)
Bear Stearns
EnCana	3,000	9/20/09	0.53%	34,715
Ford Motor Credit	4,000	6/20/10	5.60%	461,921
GMAC	5,000	6/20/07	4.65%	111,549
BNP Paribas
Masco	1,700	3/20/17	(0.95)%	(7,069)
Credit Suisse First Boston
GMAC	7,000	12/20/10	5.22%	1,074,561
Lennar	1,700	3/20/17	(0.95)%	(3,200)
Qwest Holding	7,000	12/20/10	4.56%	889,390

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Goldman Sachs
Anadarko Petroleum	$6,500	3/20/08	0.15%	$4,009
Bombardier	3,000	12/20/10	4.05%	301,687
Centex	1,300	3/20/17	(0.85)%	(3,187)
Ford Motor Credit	1,000	6/20/07	3.00%	12,972
Pulte Homes	1,300	3/20/17	(0.86)%	(3,202)
Weyerhaeuser	1,300	3/20/17	(1.02)%	(14,094)
HSBC Bank
Ford Motor Credit	5,000	6/20/07	2.67%	56,556
Ford Motor Credit	1,000	6/20/07	2.70%	11,462
JP Morgan Chase
American International Group	5,100	6/20/10	0.35%	47,061
Ford Motor Credit	10,000	6/20/07	3.10%	133,887
Lehman Securities
Proctor & Gamble	5,000	9/20/08	0.07%	3,115
Republic of Brazil	1,500	2/20/17	1.51%	(3,879)
Tool Brothers	1,300	3/20/17	(1.20)%	(13,528)
Merrill Lynch & Co.
Federation of Russia	5,000	7/20/07	0.40%	4,829
Ford Motor Credit	5,000	6/20/07	2.80%	59,827
Ford Motor Credit	2,000	6/20/07	3.45%	30,472
Reliant Energy	2,000	12/20/10	2.80%	94,668
Morgan Stanley Dean Witter
Federation of Russia	5,000	6/20/07	0.39%	5,949
Ford Motor Credit	1,000	6/20/07	3.40%	14,984
Ford Motor Credit	2,000	6/20/07	3.75%	33,491
Ford Motor Credit	5,000	9/20/10	4.05%	343,356
MGM	7,000	12/20/10	2.55%	356,349
Reliant Energy	5,000	12/20/10	2.90%	254,321
Whirlpool	1,300	3/20/17	(0.78)%	20,359
Royal Bank of Scotland
Pulte Homes	3,000	3/20/12	(0.46)%	(3,457)
UBS Securities
Anadarko Petroleum	6,000	9/20/07	0.15%	2,008
Ford Motor Credit	1,000	6/20/07	3.35%	14,640
				$4,387,394

(4) Interest rate swap agreements outstanding at January 31, 2007:

	Notional		Rate Type		Unrealized
Swap	Amount	Termination	Payments made	Payments Received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$160,000	6/21/25	3 Month LIBOR	5.70%	$4,250,711
HSBC Bank	10,200	12/15/35	4.00%	6 Month LIBOR	330,944
Lehman Securities	334,000	2/23/16	4.405%	3 Month LIBOR	1,942,336
Lehman Securities	334,000	2/23/16	3 Month LIBOR	5.80%	377,845
Lehman Securities	700,000	12/18/24	5.77%	3 Month LIBOR	(29,074,400)
Lehman Securities	680,000	12/18/24	3 Month LIBOR	5.70%	19,393,575
					$(2,778,989)

LIBOR- London Interbank Offered Rate

(5) Forward foreign currency contracts outstanding at January 31, 2007:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
		Origination Date	January 31, 2007	(Depreciation)
Purchased:	569,000 British Pound settling 2/22/07	$1,101,219	$1,113,738	$12,519
	584,802,000 Japanese Yen settling 2/15/07	5,010,813	4,844,548	(166,265)

Sold:	1,750,000 Canadian Dollar settling 2/22/07	1,489,374	1,483,496	5,878
	9,126,000 British Pound settling 2/22/07	17,635,447	17,862,866	(227,419)
	13,560,000 Euro settling 2/27/07	17,600,944	17,642,908	(41,965)
	85,084,000 Japanese Yen settling 2/15/07	705,085	704,843	242
				$(417,010)

Item 2.           Controls and Procedures

(a)           The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b)           There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting. However as discussed above, subsequent to January 31, 2007, the Registrant is enhancing controls related to the accounting treatment of transfers of certain inverse floater securities.

Item 3.           Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2007